PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Notes	Hydro	Wind	Solar	Other(1)	Total(2)
As at December 31, 2018		$24,679	$3,860	$228	$258	$29,025
IFRS 16 adoption (3)	1	79	62	—	4	145
Additions		57	8	—	4	69
Acquisitions through business combinations	2	—	128	—	—	128
Items recognized through OCI
Foreign currency translation		315	32	1	2	350
Items recognized through net income
Depreciation		(261)	(122)	(7)	(10)	(400)
As at June 30, 2019		$24,869	$3,968	$222	$258	$29,317

(1)	Includes storage, biomass and cogeneration.

(2)	Includes intangible assets of $11 million (2018: $11 million) and assets under construction of $347 million (2018: $388 million).

(3)
On January 1, 2019 Brookfield Renewable adopted IFRS 16. See Note 1 - Basis of preparation and significant accounting policies for additional details regarding the impact of the new accounting standard adoption.